Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Aug-18	Distribution Date	17-Sep-18
Collection Period End	31-Aug-18	30/360 Days	30
Beg. of Interest Period	15-Aug-18	Actual/360 Days	33
End of Interest Period	17-Sep-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,058,198,600.83	1,014,875,496.83	0.7023559
Total Securities		1,444,959,096.94	1,058,198,600.83	1,014,875,496.83	0.7023559
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	171,948,820.30	148,318,036.30	0.4943935
Class A-2b Notes	2.262690%	250,000,000.00	143,290,683.59	123,598,363.59	0.4943935
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	23,630,784.00	234,996.72	78.7692800	0.7833224
Class A-2b Notes	19,692,320.00	297,203.86	78.7692800	1.1888154
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	43,323,104.00	1,334,277.25

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	15,391,654.30
Monthly Interest	6,025,760.87

Total Monthly Payments	21,417,415.17
Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	465,144.43
Aggregate Sales Proceeds Advance	12,947,754.42

Total Advances	13,412,898.85

Vehicle Disposition Proceeds:
Reallocation Payments	20,072,050.14
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	8,353,386.41
Excess Wear and Tear and Excess Mileage	182,594.73
Remaining Payoffs	0.00
Net Insurance Proceeds	1,594,584.75
Residual Value Surplus	1,352,433.10

Total Collections	66,385,363.15

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		16,453,873.00			1,060
Involuntary Repossession		367,533.14			27
Voluntary Repossession		374,651.00			26
Full Termination		2,845,227.00			180
Bankruptcty		30,766.00			1
Insurance Payoff			1,574,677.77		89
Customer Payoff				128,797.42	7
Grounding Dealer Payoff				4,910,880.25	261
Dealer Purchase				2,294,148.84	109

Total		20,072,050.14	1,574,677.77	7,333,826.51	1,760

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	61,511	1,297,311,545.57	7.00000%	1,058,198,600.83
Total Depreciation Received		(18,681,569.56)		(14,910,678.45)
Principal Amount of Gross Losses	(157)	(3,077,126.49)		(2,520,112.22)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,001)	(17,936,928.13)		(14,310,265.91)
Scheduled Terminations	(738)	(14,134,260.40)		(11,582,047.42)

Pool Balance - End of Period	59,615	1,243,481,660.99		1,014,875,496.83
Remaining Pool Balance
Lease Payment				222,603,676.51
Residual Value				792,271,820.32

Total				1,014,875,496.83

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	66,385,363.15
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	66,385,363.15
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	562,420.32
3. Reimbursement of Sales Proceeds Advance	11,760,748.20
4. Servicing Fee:
Servicing Fee Due	881,832.17
Servicing Fee Paid	881,832.17
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	13,205,000.69

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	234,996.72
Class A-2a Notes Monthly Interest Paid	234,996.72
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	297,203.86
Class A-2b Notes Monthly Interest Paid	297,203.86
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67
Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,334,277.25
Total Note and Certificate Monthly Interest Paid	1,334,277.25
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	51,846,085.21
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	43,323,104.00
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	43,323,104.00
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	8,522,981.21

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			8,522,981.21
Gross Reserve Account Balance			30,197,367.67
Remaining Available Collections Released to Seller			8,522,981.21
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.56
Monthly Prepayment Speed			101%
Lifetime Prepayment Speed			72%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,552,345.50
Securitization Value of Defaulted Receivables and Casualty Receivables		2,520,112.22	157
Aggregate Defaulted and Casualty Gain (Loss)		32,233.28
Pool Balance at Beginning of Collection Period		1,058,198,600.83
Net Loss Ratio
Current Collection Period		0.0030%
Preceding Collection Period		-0.0369%
Second Preceding Collection Period		-0.0053%
Third Preceding Collection Period		-0.0278%
Cumulative Net Losses for all Periods		0.2220%	3,208,008.97

% of BOP Pool Balance		Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.47%	4,955,654.51	303
61-90 Days Delinquent	0.18%	1,927,735.11	118
91-120 Days Delinquent	0.08%	821,459.71	49
More than 120 Days	0.01%	100,280.89	6

Total Delinquent Receivables:	0.73%	7,805,130.22	476

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.27%	0.28%
Preceding Collection Period		0.21%	0.22%
Second Preceding Collection Period		0.20%	0.20%
Third Preceding Collection Period		0.15%	0.15%
60 Day Delinquent Receivables		3,156,949.23
Delinquency Percentage		0.30%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		19,299,100.00	1,240
Securitization Value		18,570,997.23	1,240

Aggregate Residual Gain (Loss)		728,102.77

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		78,020,640.57	5,187
Cumulative Securitization Value		80,138,965.75	5,187

Cumulative Residual Gain (Loss)		(2,118,325.18)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,490,732.31
Reimbursement of Outstanding Advance			11,760,748.20
Additional Advances for current period			12,947,754.42

Ending Balance of Residual Advance			15,677,738.53

Beginning Balance of Payment Advance			1,425,501.41
Reimbursement of Outstanding Payment Advance			562,420.32
Additional Payment Advances for current period			465,144.43

Ending Balance of Payment Advance			1,328,225.52

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?		NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?		NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?		NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?		NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?		NO